Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022		Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 124,540		¥ 51,366
Derivative liabilities, Fair value	120,079		105,705
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	518,907		511,224
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	25,142		9,570
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,549		8,170
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	406		432
Interest rate swap agreements | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	8		12
Options held/written and other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	863		847
Options held/written and other | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	14		11
Options held/written and other | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	813,319		794,774
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	62,875		25,653
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	56,456		21,562
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,014,351		944,282
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	2,038		445
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	53,468		51,953
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	663,236	[1]	725,685	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	32,440	[1]	15,561	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	5,723	[1]	19,490	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	92,395		78,445
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	2,031		126
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	1,871		4,518
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	838,051		690,381
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		¥ 0
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	1,000
Credit derivatives held/written | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 4

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥17,701 million and foreign exchange contracts of ¥6,494 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥728 million and ¥46 million and derivative liabilities include fair value of futures and foreign exchange contracts before offsetting of ¥4 million and ¥429 million at September 30, 2022, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.